Submission	Nov. 13, 2026
Submission [Line Items]
Central Index Key	0001824920
Registrant Name	IonQ, Inc.
Registration File Number	333-285279
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES